Vessels, net, Vessel Acquisitions and Other Capital Expenditures (Details) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 26, 2023 USD ($) m³	Jun. 30, 2023 Vessel	Dec. 31, 2022 Vessel
Vessel Acquisitions and other Capital Expenditures [Abstract]
Number of vessels acquired | Vessel		2	0
LPG Dream Terrax [Member]
Vessel Acquisitions and other Capital Expenditures [Abstract]
Vessel capacity | m³	5,000
Purchase price | $	$ 19.9
LPG Dream Arrax [Member]
Vessel Acquisitions and other Capital Expenditures [Abstract]
Vessel capacity | m³	5,000
Purchase price | $	$ 17.0
LPG Dream Syrax [Member]
Vessel Acquisitions and other Capital Expenditures [Abstract]
Vessel capacity | m³	5,000
Purchase price | $	$ 17.0
LPG Dream Vermax [Member]
Vessel Acquisitions and other Capital Expenditures [Abstract]
Vessel capacity | m³	5,000
Purchase price | $	$ 17.0